Other Expense	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other Expense

14.	Other Expense

Other expense for the years ended December 31, 2011 and 2010 are as follows:

	For the years ended December 31,
	2011	2010
Other expense:
Financial expense	$(12,122)	$2,908
Other income	-	-
Other expense	(2,137)	(46,510)
Total other expense	$(14,259)	$(43,602)

Other expense for the year ended December 31, 2010 amounted to $14,259. It was mainly consisted of financial expenses.

Other expense for the year ended December 31, 2010 amounted to $43,602. It was mainly consisted of  donation to charities.